Intangible assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
14.	Intangible assets

(a)	Details of intangible assets as of December 31, 2021 and 2022 are as follows:

	2021		2022
Goodwill	~~W~~	4,670,134	4,683,902
Software		192,582	263,341
Development cost		229,148	454,284
Others		552,918	406,309

	~~W~~ 5,644,782		5,807,836

(b)	Changes in intangible assets for the years ended December 31, 2021 and 2022 are as follows:

	202 1
	Goodwill		Software	Development cost	Others	Total
Beginning balance	~~W~~	4,689,792	144,535	183,592	462,700	5,480,619
Acquisition		—	103,929	127,993	225,228	457,150
Business combination		13,851	—	—	—	13,851
Disposal and write-off		—	(2,341)	(719)	(5,349)	(8,409)
Amounts transferred from(to) property and equipment		—	—	(3,676)	—	(3,676)
Impairment(*1)		(33,509)	—	(270)	(765)	(34,544)
Amortization(*2)		—	(55,531)	(77,734)	(129,615)	(262,880)
Effects of changes in foreign exchange rate		—	1,990	(38)	719	2,671

Ending balance	~~W~~	4,670,134	192,582	229,148	552,918	5,644,782

(*1)
Goodwill impairment has occurred at Shinhan Bank Indonesia within the banking sector and PT Shinhan Sekuritas Indonesia within the securities sector among the cash-generating units. After the impairment test for goodwill of Shinhan Bank Indonesia, among the carrying value exceeding recoverable amount of cash-generating unit, which is

~~W~~

32,396 million, the Group has recognized

~~W~~

32,072 million as an impairment of goodwill which is
99
% of the Group’s total stake. After the impairment test for goodwill of PT Shinhan Sekuritas Indonesia, among the carrying value exceeding recoverable amount of cash-generating unit, which is

~~W~~

2,595 million, the Group has recognized

~~W~~

2,569 million as an impairment of goodwill which is
99
% of the Group’s total stake. This has occurred as a result of the persistent low-interest
rate in Indonesia, the impact of
COVID-19,
and the decrease in the recoverable amount due to increased provisions of corporate borrowers. For the year ended December 31, 2021, the decrease in the asset’s recoverable amount in comparison to the previous year is

~~W~~

56,587 million and

~~W~~

8,715 million, respectively. The amount of goodwill impairment recognized is included in the non-operating
expenses of the consolidated statement of comprehensive income.

(*2)	Included in general administrative expense and other operating income(expense) of the consolidated statements of comprehensive income.

	2022
	Goodwill		Software	Development cost	Others	Total
Beginning balance	~~W~~	4,670,134	192,582	229,148	552,918	5,644,782
Acquisition		—	143,766	332,826	211,511	688,103
Business combination (Note 47)		—	1,472	2,638	315	4,425
Disposal and write-off		—	(253)	(434)	(236,881)	(237,568)
Amounts transferred from(to) property and equipment		—	—	(6,337)	(579)	(6,916)
Impairment(*1)		(2,258)	—	(702)	198	(2,762)
Amortization(*2)		—	(74,916)	(102,849)	(120,844)	(298,609)
Effects of changes in foreign exchange rate		16,026	690	(6)	(329)	16,381

Ending balance	~~W~~	4,683,902	263,341	454,284	406,309	5,807,836

(*1)
Goodwill impairment incurred from the cash-generating unit of security sector at PT Shinhan Sekuritas Indonesia. As a result of the impairment test for goodwill of PT Shinhan Sekuritas Indonesia’s cash-generating unit, the Group’s interests of the carrying amount exceeding the recoverable amount of the cash-generating unit was recognized as an impairment loss for

~~W~~

2,258 million. This is attributable to the continued high prices caused by the prolonged crisis in Ukraine in 2022, the local and global economic downturn, and the increase in the discount rate due to the global high interest rate economic phenomenon, and recoverable amount decreased by

~~W~~

1,569 million compared to the previous year. The amount of impairment loss recognized is included in the non-operating
expenses, the line item of the consolidated statement of comprehensive income.

(*2)	Included in general administrative expense and other operating income(expense) of the consolidated statements of comprehensive income.

(c)	Goodwill

i)	Goodwill allocated in the Group’s CGUs as of December 31, 2021 and 2022 is as follows:

	2021		2022
Banking	~~W~~	764,883	768,766
Credit card		2,880,383	2,892,610
Securities		5,335	2,993
Life insurance		853,798	853,798
Others		165,735	165,735

	~~W~~	4,670,134	4,683,902

ii)	Changes in goodwill for the years ended December 31, 2021 and 2022 are as follows:

	2021		2022
Beginning balance	~~W~~	4,689,792	4,670,134
Additional recognition(*1)		13,851	—
Impairment losses		(33,509)	(2,258)
Others (*2)		—	16,026

Ending balance	~~W~~	4,670,134	4,683,902

(*1)	It is the goodwill recognized by Shinhan Financial Plus, a subsidiary acquired in the previous year, from a business transfer for the GF division and IMGA division of Leaders Financial Marketing.
(*2)	Other changes are due to effects of changes in foreign exchange rate.

iii)	Goodwill impairment test

The	recoverable amounts of each CGU are evaluated based on their respective value in use.

•	Explanation on evaluation method
The discounted cash flow method (DCF) is applied when evaluating the recoverable amounts based on value in use, considering the characteristics of each unit or group of CGU. However, the CGU of life insurance applied an actuarial enterprise valuation methodology based on probabilistically expected cash flows in consideration of the characteristics of the insurance business.

•	Projection period
When evaluating the value in use, 5.5 years of cash flow estimates are used in projection and the value thereafter is reflected as terminal value. However, 99 years of cash flow estimates for Shinhan Life Insurance Co., Ltd. is applied and the present value of the future cash flows thereafter is not applied as it is not significant.

•	Discount rates and terminal growth rates
The required rates of return expected by shareholders are applied to the discount rates. It is calculated in consideration of which comprises a risk-free interest rate, a market risk premium and systemic risk (beta factor). In addition, terminal growth rate is estimated based on inflation rate. However, since the life insurance cash-generating unit reflects the cost of risk in future cash flows, the discount rate based on the risk-free government bond interest rate term structure reflecting only the time value of money was applied.
Discount rates and terminal growth rates applied to each CGU are as follows:

	Discount rate(%)	Terminal growth rate(%)
Banking	7.1 ~ 14.2	0.0 ~ 2.0
Credit card	8.7 ~ 13.9	1.0 ~ 2.0
Securities	13.6 ~ 13.9	2.0
Others	8.9 ~ 10.9	1.0
In case of the life insurance CGU, a term structure discount rate of 2.37% to 4.95% was applied for each future period corresponding to future cash flows for 99 years.

iv)	Key assumptions
Key assumptions used in the discounted cash flow calculations of CGUs (other than life insurance components) are as follows:

	2022	2023	2024	2025	2026	2027
CPI growth(%)	5.50	2.80	0.80	1.00	1.20	1.20
Private consumption growth(%)	3.40	2.20	2.30	2.60	2.80	2.80
Real GDP growth(%)	2.70	2.30	2.60	2.80	2.70	2.70
Key assumptions used in the discounted cash flow calculations of life insurance (Shinhan life insurance) components are as follows:

Key assumptions
Consumer price index growth rate(Bank of Korea)(%)	2.00
Risk-based confidence level(%)	99.50

v)	Total recoverable amount and total carrying value of CGUs to which goodwill has been allocated, are as follows:

	Amount
Total recoverable amount	~~W~~	55,081,110
Total carrying value(*)		46,383,778

	~~W~~	8,697,332

(*)	It is the carrying value after reflecting the impairment loss in the securities sector.